Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Revenue	$ 151,097	$ 121,925	$ 33,568
Time charter expenses	(2,824)	(3,499)	(355)
Direct vessel expenses	(2,622)	(633)	0
Management fees	(47,043)	(35,679)	(9,752)
General and administrative expenses	(3,853)	(4,241)	(1,902)
Share based compensation	0	0	(2,140)
Transaction costs	0	0	(8,019)
Depreciation and amortization	(49,644)	(38,638)	(10,120)
Prepayment penalties & write-off of deferred finance fees	0	(935)	(5,441)
Interest income	445	1,414	862
Interest expenses and finance cost, net	(49,432)	(43,165)	(10,651)
Other income/(expense), net	78	(406)	404
Net loss	(3,798)	(3,857)	(13,546)
Incremental fair value of securities offered to induce warrants exercise	0	0	(647)
Dividend declared on preferred shares Series B	(108)	(108)	0
Undistributed loss attributable to Series C participating preferred shares	622	587	0
Net loss attributable to common stockholders	$ (3,284)	$ (3,378)	$ (14,193)
Net loss per share, basic	$ (0.08)	$ (0.08)	$ (0.43)
Weighted average number of shares, basic	40,517,413	41,409,433	32,677,318
Net loss per share, diluted	$ (0.08)	$ (0.08)	$ (0.43)
Weighted average number of shares, diluted	40,517,413	41,409,433	32,677,318